SCHEDULE OF ASSETS AND LIABILITIES OF DISCONTINUED OPERATIONS (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Discontinued Operations and Disposal Groups [Abstract]
Cash and cash equivalents	$ 799	$ 2,025
Restricted cash	139	64
Accounts and notes receivable, net	584	157
Accounts and notes receivable from related parties, net	92	114
Inventory, net	4,713	11,145
Amounts due from related parties	32,087	38,665
Other current assets	49,511	7,337
Other current assets from related parties	34	764
Current assets held for sale	34,821	466
Property, plant and equipment, net	120,843	155,818
Intangible assets, net	129,323	123,903
Land-use-right, net	78,365	119,636
Long-term investments	3,483	3,248
Goodwill	2,736	2,621
Other assets	3,249	2,936
Total assets of discontinued operations	460,779	468,899
Accounts and notes payable	18,661	14,382
Accounts and notes payable to related parties	45,304	45,410
Loans attributable to related parties	277,302	268,425
Contract liabilities	2,473	2,804
Contract liabilities to related parties	922	961
Long-term payables, current	99,326	95,160
Accruals and other current liabilities	83,835	50,196
Accruals and other current liabilities to related parties	113,081	92,298
Current liabilities held for sale		552
Accrued post-employment and termination benefits	64,366	37,434
Other liabilities	3,832	5,528
Total liabilities of discontinued operations	709,102	613,150
Total net assets	$ (248,323)	$ (144,251)